Related-Party Transactions - Transactions with Associates, Joint Ventures and Other Entities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assets:
Loans and advances	¥ 85,129,070	¥ 95,273,845
Others	4,043,908	4,321,724
Liabilities:
Deposits	128,461,527	130,295,290
Others	6,882,740	7,461,101
Income statement:
Expense (interest expense and others)	2,605,886	2,283,894	¥ 2,245,226
Associates, joint ventures, and other entities [Member]
Assets:
Loans and advances	222,890	219,680
Others	39,254	13,807
Liabilities:
Deposits	267,289	143,801
Others	29,049	46,486
Income statement:
Income (interest income, fee and commission income, and others)	15,665	17,433	34,135
Expense (interest expense and others)	¥ 15,601	¥ 17,411	¥ 19,169